STOCKHOLDERS' DEFICIT - Common Stock (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 10, 2023	Dec. 31, 2021	Feb. 08, 2021
STOCKHOLDERS' DEFICIT
Number of shares of common stock authorized	207,450,050	207,450,050	207,450,050		207,450,050
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued	138,848,177	138,848,177			138,848,177
Common shares, shares outstanding	138,825,356	138,825,356			138,825,356
Convertible preferred stock issuable in series, shares issued	21,257,708	21,257,708	21,257,708		21,257,708
Convertible preferred stock issuable in series, shares outstanding	21,257,708	21,257,708	21,257,708		21,257,708
PRIVETERRA ACQUISITION CORP.
STOCKHOLDERS' DEFICIT
Aggregated shares issued upon converted basis (in percent)		1.00%
Shares issued upon converted basis	1
PRIVETERRA ACQUISITION CORP. | Class A Common stock
STOCKHOLDERS' DEFICIT
Number of shares of common stock authorized	280,000,000	280,000,000			280,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock issuable in series, shares outstanding	25,597,728
Ratio to be applied to the stock in the conversion		20.00%
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
STOCKHOLDERS' DEFICIT
Convertible preferred stock issuable in series, shares outstanding	2,002,272	27,600,000			27,600,000
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
STOCKHOLDERS' DEFICIT
Common shares, shares issued	0	0			0
Common shares, shares outstanding	0	0			0
PRIVETERRA ACQUISITION CORP. | Class B common stock
STOCKHOLDERS' DEFICIT
Number of shares of common stock authorized	20,000,000	20,000,000			20,000,000
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued	6,900,000	6,900,000			6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000			6,900,000	6,900,000
Ratio to be applied to the stock in the conversion	20.00%	20.00%